TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate
A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2016	2015	2014
Income before taxes on income as reported in the statements of income	$3,982	$5,256	$2,525

Statutory tax rate in Israel	25%	26.5%	26.5%

Theoretical taxes on income	$996	$1,393	$669

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	618	224	457
Reduced tax rate on income derived from "Preferred Enterprises" plans	75	146	156
Exempt income (Bargain purchase)	-	(1,281)	-
Earnings from foreign subsidiaries (1)	2,685	-	-
Valuation allowance	(40)	(75)	(100)
Tax in respect of prior years	(151)	(12)	(44)
Other adjustments	(200)	130	-
Permanent differences	(118)	119	222
Taxes on income as reported in the statements of income	$3,865	$644	$1,360

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign
Income before taxes on income is comprised as follows:

	Year ended December 31,
	2016	2015	2014

Domestic (Israel)	$(650)	$3,840	$(1,659)
Foreign (United States)	4,632	1,416	4,184

	$3,982	$5,256	$2,525

Schedule of Components of Income Tax Provision
Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2016	2015	2014
Current:
Domestic (Israel)	$334	$225	$(94)
Foreign (United States)	1,792	452	237

	2,126	677	143
Deferred:
Domestic (Israel)	2,135	(170)	(36)
Foreign (United States)	(245)	149	1,297

	1,890	(21)	1,261
Previous years:
Foreign (United States)	(151)	(12)	(44)

	(151)	(12)	(44)

	$3,865	$644	$1,360

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2016	2015
Deferred tax assets (liabilities):
Provision for doubtful accounts	$102	$100
Unrealized gains	138	140
Provisions for employee benefits	476	300
Inventory	1,608	1,114
Goodwill and intangible assets	360	462
Tax credits carryforward	347	693
Capital and state tax losses carryforward	3,409	3,449
Net operating losses carryforward	817	553
Other	237	240
Deferred tax assets, before valuation allowance	$7,494	$7,051
Valuation allowance	(3,409)	(3,449)
Deferred tax assets, net	$4,085	$3,602

Property, plant and equipment and intangible assets	(2,643)	(2,473)
Earnings from foreign subsidiaries (1)	(2,259)	-
Other temporary differences deferred tax liabilities	(225)	(501)
Deferred tax liabilities	$(5,127)	$(2,974)

Net	$(1,042)	$628

(1)	During 2016, the Company recorded an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the company.

Schedule of changes in valuation allowance for deferred tax assets
The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2013	$3,306
Addition charged to expenses	268

Balance, December 31,2014	3,574
Deductions charged to expenses	(125)

Balance, December 31,2015	3,449
Deductions charged to expenses	(40)

Balance, December 31,2016	$3,409